Related party transactions and balances - Summary of receivables and payable to related parties (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Borrowings	$ 7,674,154	$ 21,957,620	$ 18,606,006
Related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable		236,853	453,686
Loans		0	237,729
Other receivables		16,158	65
Accounts payable		0	0
Borrowings		3,016,736	2,347,850
Other payables		330,605	219,063
BioX [member]
Disclosure of transactions between related parties [line items]
Accounts receivable		236,853	0
Loans		0	237,729
Other receivables		16,158	65
Accounts payable		0	0
Borrowings		1,249,928	940,091
Other payables		212,298	155,421
Kim, Houng-Ki [member]
Disclosure of transactions between related parties [line items]
Accounts receivable		0
Loans		0
Other receivables		0
Accounts payable		0
Borrowings		68,129
Other payables		28,253
Korea Networks [member]
Disclosure of transactions between related parties [line items]
Accounts receivable		0	0
Loans		0	0
Other receivables		0	0
Accounts payable		0	0
Borrowings		1,121,029	1,070,045
Other payables		0	0
Ertughrul, Orhan [member]
Disclosure of transactions between related parties [line items]
Accounts receivable		0	0
Loans		0	0
Other receivables		0	0
Accounts payable		0	0
Borrowings		244,914	47,551
Other payables		20,566	10,462
Lee, Ho-Joon [member]
Disclosure of transactions between related parties [line items]
Accounts receivable		0	0
Loans		0	0
Other receivables		0	0
Accounts payable		0	0
Borrowings		332,736	290,163
Other payables		$ 69,488	53,180
G SMATT Japan [member]
Disclosure of transactions between related parties [line items]
Accounts receivable			453,686
Loans			0
Other receivables			0
Accounts payable			0
Borrowings			0
Other payables			$ 0